Loans and Related Allowance for Loan Losses (Allowance for Loan Losses and Related Investments in Loans Receivable) (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning Balance				$ 2,939				$ 2,723	$ 2,939	$ 2,723	$ 2,478
Charge-offs									(285)	(292)	(279)
Recoveries									43	69	58
Provision for loan losses	$ 106	$ 32	$ 41	158	$ 50	$ 149	$ 135	105	337	439	466
Allowance for loan losses: Ending balance	3,034				2,939				3,034	2,939	2,723
Ending balance: individually evaluated for impairment											56
Ending balance: collectively evaluated for impairment	3,034				2,939				3,034	2,939	2,667
Loans: Ending Balance	417,631				383,904				417,631	383,904	378,297
Ending balance: individually evaluated for impairment	2,133				7,731				2,133	7,731	12,447
Ending balance: collectively evaluated for impairment	413,983				375,645				413,983	375,645	364,794
Commercial, Financial and Agricultural [Member] | Commercial Portfolio Segment [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning Balance				273				318	273	318	264
Charge-offs										(46)	(4)
Recoveries									10	5
Provision for loan losses									(8)	(4)	58
Allowance for loan losses: Ending balance	275				273				275	273	318
Ending balance: collectively evaluated for impairment	275				273				275	273	318
Loans: Ending Balance	46,563				45,802				46,563	45,802	40,827
Ending balance: individually evaluated for impairment					468					468	436
Ending balance: collectively evaluated for impairment	46,563				45,334				46,563	45,334	40,391
Commercial Loan [Member] | Real Estate Portfolio Segment [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning Balance				1,022				948	1,022	948	836
Charge-offs									(60)	(70)	(146)
Recoveries									5	2	24
Provision for loan losses									107	142	234
Allowance for loan losses: Ending balance	1,074				1,022				1,074	1,022	948
Ending balance: collectively evaluated for impairment	1,074				1,022				1,074	1,022	948
Loans: Ending Balance	141,295				140,369				141,295	140,369	123,711
Ending balance: individually evaluated for impairment	909				5,031				909	5,031	5,499
Ending balance: collectively evaluated for impairment	139,842				135,147				139,842	135,147	117,571
Construction Loan [Member] | Real Estate Portfolio Segment [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning Balance				288				231	288	231	191
Provision for loan losses									270	57	40
Allowance for loan losses: Ending balance	558				288				558	288	231
Ending balance: collectively evaluated for impairment	558				288				558	288	231
Loans: Ending Balance	36,688				28,403				36,688	28,403	35,206
Ending balance: individually evaluated for impairment	27								27		2,455
Ending balance: collectively evaluated for impairment	36,661				28,403				36,661	28,403	32,751
Mortgage Loan [Member] | Real Estate Portfolio Segment [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning Balance				1,285				1,143	1,285	1,143	1,140
Charge-offs									(183)	(149)	(103)
Recoveries									12	45	15
Provision for loan losses									(79)	246	91
Allowance for loan losses: Ending balance	1,035				1,285				1,035	1,285	1,143
Ending balance: individually evaluated for impairment											56
Ending balance: collectively evaluated for impairment	1,035				1,285				1,035	1,285	1,087
Loans: Ending Balance	163,548				146,888				163,548	146,888	154,905
Ending balance: individually evaluated for impairment	1,180				2,232				1,180	2,232	4,057
Ending balance: collectively evaluated for impairment	161,397				144,319				161,397	144,319	150,433
Obligations of State and Political Subdivisions [Member] | Unallocated Financing Receivables [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Provision for loan losses									20
Allowance for loan losses: Ending balance	20								20
Ending balance: collectively evaluated for impairment	20								20
Loans: Ending Balance	19,129				13,044				19,129	13,044	13,616
Ending balance: collectively evaluated for impairment	19,129				13,044				19,129	13,044	13,616
Personal Loan [Member] | Consumer Portfolio Segment [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning Balance				$ 71				$ 83	71	83	47
Charge-offs									(42)	(27)	(26)
Recoveries									16	17	19
Provision for loan losses									27	(2)	43
Allowance for loan losses: Ending balance	72				71				72	71	83
Ending balance: collectively evaluated for impairment	72				71				72	71	83
Loans: Ending Balance	10,408				9,398				10,408	9,398	10,032
Ending balance: individually evaluated for impairment	17								17
Ending balance: collectively evaluated for impairment	10,391				9,398				10,391	9,398	10,032
Acquired with Credit Deterioration [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Ending balance: individually evaluated for impairment	1,515				528				1,515	528	1,056
Acquired with Credit Deterioration [Member] | Commercial Loan [Member] | Real Estate Portfolio Segment [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans: Ending Balance	191				191				191	191
Ending balance: individually evaluated for impairment	544				191				544	191	641
Acquired with Credit Deterioration [Member] | Mortgage Loan [Member] | Real Estate Portfolio Segment [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans: Ending Balance	337				337				337	337
Ending balance: individually evaluated for impairment	$ 971				$ 337				$ 971	$ 337	$ 415